CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Fair Value Measurements Within Level 3 (Details)	Jun. 30, 2026	Jun. 02, 2026	Apr. 13, 2026	Mar. 13, 2026	Mar. 12, 2026	Mar. 04, 2026	Mar. 02, 2026 [1]
Black-Scholes Option Pricing Model [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Fair Value Measurements Within Level 3 (Details) [Line Items]
Expected volatility	86.10%	0.00%	83.20%	82.10%	81.60%	81.40%	81.10%
Expected term (years)	4 years 8 months 1 day	0 years	4 years 10 months 20 days	4 years 11 months 19 days	4 years 11 months 19 days	4 years 11 months 26 days	5 years
Risk-free interest rate	4.20%	0.00%	3.90%	3.90%	3.90%	3.70%	3.60%
Discounted Cash Flow Methodology [Member]
CONVERTIBLE NOTES AND WARRANT LIABILITIES - Schedule of Fair Value Measurements Within Level 3 (Details) [Line Items]
Discounted rate	16.60%	15.10%	0.00%	0.00%	0.00%	0.00%	14.70%

[1]	March 2, 2026 represents the initial measurement date. The fair value of the instruments was determined upon issuance using the valuation techniques and significant unobservable inputs disclosed above. Subsequent fair value measurements were performed at each conversion date and as of June 30, 2026.